Net Gains or Losses from Discontinued Operations (Parenthetical) (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013 Property	Jun. 30, 2012 Property	Jun. 30, 2013 Property	Jun. 30, 2012 Property	Dec. 31, 2012 Property	Dec. 31, 2011 Property	Dec. 31, 2010 Property
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties disposed of during period	4	7	10	18	41	33	5